UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON DECEMBER 31, 2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2012.

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Hnilo
Title: General Counsel
Phone: (312)525-5243

Signature, Place, and Date of Signing:

/s/ James Hnilo, CHICAGO, IL   FEBRUARY 13, 2013

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5
Form 13F Information Table Value Total:  $371905
					 (x1000)

List of Other Included Managers:  None




NAME OF    TITLE CUSIP     VALUE    SHRS       SH PUT  INVEST  OT VOTING AUTHOR
ISSUER     OF              (x       OR         /  /    MENT    H  SOLE       S N
           CLASS           $1000)   PRN        PR CALL DISCRE  M             H O
                                    AMT        N       TION    GR            A N

EL PASO CO COM   28336L109 101121   3805851    SH      DEFINED    3805851    0 0
GOODRICH C COM   382388106 84710    684800     SH CALL DEFINED    684800     0 0
GOODRICH C COM   382388106 123958   1002087    SH      DEFINED    1002087    0 0
KINDER MOR COM   49456B101 8319     258600     SH CALL DEFINED    258600     0 0
MEDCO HEAL COM   58405U102 53797    962378     SH      DEFINED    962378     0 0